Consolidated Statements of Changes in Temporary Equity and Stockholders' Deficit (Unaudited) - USD ($) $ in Thousands	Temporary Equity [Member] Series A-2 Preferred Stock [Member]	Temporary Equity [Member] Series A-1 Preferred Stock [Member]	Temporary Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 9,634	$ 8,010	$ 17,644		$ 2,513	$ (27,210)	$ (7,053)
Balance, shares at Dec. 31, 2021	3,853,797	3,204,000		4,342,666
Issuance of common shares in exchange for services
Issuance of common shares in exchange for services, shares				200,000
Issuance of Series A-2 Preferred Stock
Issuance of OMN warrants in conjunction with convertible promissory notes					5,654		5,654
Stock-based compensation expense					1,486		1,486
Net loss						(22,399)	(22,399)
Issuance of OMN warrants to board of directors					1,198		1,198
Balance at Sep. 30, 2022	$ 9,634	$ 8,010	17,644		10,851	(49,609)	(21,114)
Balance, shares at Sep. 30, 2022	3,853,797	3,204,000		4,542,666
Balance at Jun. 30, 2022	$ 9,634	$ 8,010	17,644		7,987	(40,864)	(15,233)
Balance, shares at Jun. 30, 2022	3,853,797	3,204,000		4,542,666
Issuance of OMN warrants in conjunction with convertible promissory notes					2,513		2,513
Stock-based compensation expense					351		351
Net loss						(8,745)	(8,745)
Balance at Sep. 30, 2022	$ 9,634	$ 8,010	17,644		10,851	(49,609)	(21,114)
Balance, shares at Sep. 30, 2022	3,853,797	3,204,000		4,542,666
Balance at Dec. 31, 2022	$ 9,634	$ 8,010	17,644		13,657	(57,660)	(26,359)
Balance, shares at Dec. 31, 2022	3,853,797	3,204,000		4,550,166
Issuance of common shares in exchange for services
Issuance of common shares in exchange for services, shares				300,000
Issuance of Series A-2 Preferred Stock	$ 16		16				16
Issuance of Series A-2 Preferred Stock. shares	6,400
Issuance of OMN warrants in conjunction with convertible promissory notes					8,385		8,385
Stock-based compensation expense					1,446		1,446
Net loss						(31,243)	(31,243)
Balance at Sep. 30, 2023	$ 9,650	$ 8,010	17,660		23,488	(88,903)	(47,755)
Balance, shares at Sep. 30, 2023	3,860,197	3,204,000		4,850,166
Balance at Jun. 30, 2023	$ 9,634	$ 8,010	17,644		18,405	(75,064)	(39,015)
Balance, shares at Jun. 30, 2023	3,853,797	3,204,000		4,750,166
Issuance of common shares in exchange for services
Issuance of common shares in exchange for services, shares				100,000
Issuance of Series A-2 Preferred Stock	$ 16		16				16
Issuance of Series A-2 Preferred Stock. shares	6,400
Issuance of OMN warrants in conjunction with convertible promissory notes					4,285		4,285
Stock-based compensation expense					798		798
Net loss						(13,839)	(13,839)
Balance at Sep. 30, 2023	$ 9,650	$ 8,010	$ 17,660		$ 23,488	$ (88,903)	$ (47,755)
Balance, shares at Sep. 30, 2023	3,860,197	3,204,000		4,850,166